STOCKHOLDERS' EQUITY (Details Textual) - USD ($)			12 Months Ended
	Jun. 10, 2010	Oct. 11, 2007	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,090,000	550,000
Ordinary price per share on date of grant	$ 0.60	$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 1	20.00%	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage 2	80.00%	80.00%
Stock based compensation			$ (74,955)	$ 25,841	$ 59,404
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number			200,000	1,020,000	1,040,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Jun. 10, 2015	Oct. 11, 2012